Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Party Transactions
NOTE 51. RELATED PARTY TRANSACTIONS

Human and legal persons who directly or indirectly exert control over the Entity, or are controlled by it, are considered related parties; they include the Subsidiaries, Associates and Affiliates; the members of the Board of Directors, Syndics and personnel in charge of Senior Management; human persons who hold similar positions in financial institutions or complementary services companies; companies or sole proprietorships over which key personnel may exert significant influence or control, and spouses, partners and relatives up to the second degree of consanguinity or first degree of affinity of all human persons directly or indirectly linked to the Group.
The Group controls another entity when it has power over the financial and operational decisions of other entities, and in turn, obtains benefits from it.
On the other hand, the Group considers that it has joint control when there is an agreement between the parties on the control of a common economic activity.
Finally, those cases where the Group exerts significant influence means the capacity to participate in the decisions of the financial policy and the company’s operations. Shareholders with an interest equal to or greater than 20% of the Group’s total votes or its subsidiaries are considered to exert a significant influence. In determining said situations, not only the legal aspects are observed but also the nature and substance of the relationship.

Additionally, the key personnel of the Group’s Management (members of the Board of Directors and Managers) and the entities over which the key personnel can exert significant influence or control are considered related parties.

51.1.	Controlling Entity
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.07%

51.2.	Key Personnel’s Compensation
The compensation earned by the Group’s key personnel as of December 31, 2021 and December 31, 2020 amounts to Ps.1,609,488 and Ps.1,973,926 respectively.

51.3.	Key Personnel’s Structure
Key personnel’s structure as of the indicated dates is as follows:

	12.31.21	12.31.20
Regular Directors	80	79
General Manager	1	1
Area and department Managers	60	55

Total	141	135

51.4.	Related Party Transactions
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.21	12.31.20
Total Amount of Credit Assistance	4,409,317	3,006,160
Number of Addressees (quantities)	280	269
- Natural Persons	221	208
- Legal Entities	59	61
Average Amount of Credit Assistance	15,748	11,176
Maximum Assistance	1,662,740	768,210
Financial assistance, including the one that was restructured, was granted in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other non-related
parties. Besides, this financial assistance did not involve more than the normal risk of loan losses or present other unfavorable features.
The information about the credit assistance granted to affiliates based on the quality of receivables, their documentation and preferred guarantees is stated in Schedule N.

51.5.	Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.21	12.31.20
Assets
Cash and Due from Banks	4,290,665	2,101,957
Debt Securities at Fair Value through Profit or Loss	625,105	1,114,405
Other Financial Assets	—	2,504
Loans and Other Financing	9,262,123	5,063,927
Other Debt Securities	125,593	257,591
Assets for Insurance Contracts	—	826

Total Assets	14,303,486	8,541,210

Liabilities
Deposits	4,792,644	2,576,616
Other Financial Liabilities	102,262	1,281,591
Financing Received from the Argentine Central Bank and other Financial Institutions	8,628,641	3,250,474
Debt Securities Issued	750,698	1,371,996
Liabilities for Insurance Contracts	885	35
Other Non-financial Liabilities	28,356	60,498

Total Liabilities	14,303,486	8,541,210

	12.31.21	12.31.20	12.31.19
Income (Loss)
Net Income (Loss) from Interest	565,684	341,833	740,021
Net Fee Income (Expense)	(1,772,399)	(1,638,835)	(1,814,095)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(338,882)	(1,365)	—
Other Operating Income (Expense)	(1,584,895)	(1,801,451)	(2,379,132)
Income from Insurance Business	3,099,651	3,027,310	3,606,808
Administrative Expenses	140,529	182,642	263,458
Other Operating Expenses	7,324	21,825	14,011

Total Income	117,012	131,959	431,071